COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Oct. 31, 2015	Jul. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 5	COMMITMENTS AND CONTINGENCIES

(A) Consulting Agreements

On March 1, 2014 the Company entered into a consulting agreement to receive administrative and other miscellaneous services. The Company is required to pay $5,000 a month. The agreement is to remain in effect unless either party desires to cancel the agreement.

NOTE 5	COMMITMENTS AND CONTINGENCIES

(A) Consulting Agreements– Related Party

On March 1, 2014 the Company entered into a consulting agreement to receive administrative and other miscellaneous services. The Company is required to pay $5,000 a month. The agreement is to remain in effect unless either party desires to cancel the agreement.

(B) Consulting Agreements – Related Party

Effective January 31, 2014 the Company entered into a consulting agreement with the Company’s Chief Executive Officer. The Company is required to pay $1,500 a month. The agreement is to remain in effect unless either party desires to cancel the agreement. The agreement ended on November 30, 2014. (See Note (6)).